ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 30, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
U.S. Global GO GOLD and Precious Metal Miners ETF (S000054641)
(the “Fund”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, U.S. Global GO GOLD and Precious Metal Miners ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 30, 2025, and filed electronically as Post-Effective Amendment No. 1072 to the Trust’s Registration Statement on Form N-1A on December 30, 2025.
If you have any questions or require further information, do not hesitate to contact me at noellenadia.filali@usbank.com.
Sincerely,
/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
Assistant Secretary